UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2013

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        4101 Cox Road, Suite 110
                Glen Allen, Virginia 23060

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Pamela Simms
Title:    Operations Manager
Phone:    (804) 270-4000

Signature, Place, and Date of Signing:
Pamela Simms        Glen Allen, Virginia     May 2, 2013
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: $214,448 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


3/31/2013
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










AFLAC Incorporated
Common
001055102
8,389,526
161,275
x
ALL
157,775

3,500
Altria Group, Inc.
Common
02209S103
209,779
6,100
x
ALL
6,100

0
Analog Devices, Inc.
Common
032654105
3,315,714
71,321
x
ALL
68,646

2,675
Anika Therapeutics, Inc.
Common
035255108
987,070
67,980
x
ALL
65,980

2,000
Aon Plc
Common
G0408V102
2,482,448
40,365
x
ALL
39,615

750
Applied Materials, Inc.
Common
038222105
5,261,797
390,341
x
ALL
378,341

12,000
Arthur J. Gallagher & Co.
Common
363576109
4,271,357
103,398
x
ALL
100,223

3,175
Baker Hughes Inc.
Common
057224107
3,295,110
71,000
x
ALL
69,100

1,900
Chevron Corporation
Common
166764100
5,977,559
50,308
x
ALL
49,083

1,225
Dominion Resources, Inc.
Common
25746U109
471,142
8,098
x
ALL
8,098

0
Eaton Corporation
Common
G29183103
382,813
6,250
x
ALL
6,250

0
Eaton Vance Corp.
Common
278265103
5,006,633
119,690
x
ALL
115,390

4,300
Express Scripts, Inc.
Common
302182100
5,195,884
90,175
x
ALL
88,575

1,600
Exxon Mobil Corporation
Common
30231G102
1,907,539
21,169
x
ALL
19,169

2,000
General Electric Company
Common
369604103
346,800
15,000
x
ALL
15,000

0
Gilead Sciences, Inc.
Common
375558103
1,019,910
20,840
x
ALL
20,840

0
Google Inc.
Common
38259P508
925,229
1,165
x
ALL
1,165

0
Greenhill & Company, Inc.
Common
395259104
8,265,092
154,835
x
ALL
152,100

2,735
Hospitality Proprts Trust
Common
44106M102
1,229,312
44,800
x
ALL
43,850

950
Houston Wire & Cable
Common
44244K109
5,008,503
386,757
x
ALL
374,307

12,450
Illinois Tool Works, Inc.
Common
452308109
3,555,057
58,337
x
ALL
56,712

1,625
Int'l Business Machines
Common
459200101
585,509
2,745
x
ALL
2,745

0
Intel Corporation
Common
458140100
6,232,032
285,415
x
ALL
277,365

8,050
Intrpblc Grp of Companies
Common
460690100
4,980,860
382,261
x
ALL
370,561

11,700










Page Total


79,302,671





















3/31/2013
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Johnson & Johnson
Common
478160104
1,017,316
12,478
x
ALL
12,478

0
KEMET Corporation
Common
488360207
317,263
50,762
x
ALL
50,762

0
Marsh & McLennan Cos, Inc
Common
571748102
4,891,369
128,822
x
ALL
126,472

2,350
Mastercard Incorporated
Common
57636Q104
6,022,236
11,129
x
ALL
10,914

215
McCormick & Co., Inc.
Common
579780206
224,328
3,050
x
ALL
3,050

0
Microsoft Corporation
Common
594918104
7,710,543
269,552
x
ALL
260,177

9,375
Mobile Mini, Inc.
Common
60740F105
224,404
7,625
x
ALL
7,625

0
New York Cmmunity Bancorp
Common
649445103
4,945,140
344,609
x
ALL
338,034

6,575
Newmont Mining Corp.
Common
651639106
6,719,538
160,409
x
ALL
156,634

3,775
Noble Corporation
Common
H5833N103
7,509,830
196,850
x
ALL
191,850

5,000
Oracle Corporation
Common
68389X105
5,656,166
174,951
x
ALL
170,651

4,300
Paychex, Inc.
Common
704326107
3,090,770
88,157
x
ALL
87,032

1,125
Philip Morris Intl
Common
718172109
1,355,884
14,625
x
ALL
14,625

0
Portfolio Rcvry Assocs
Common
73640Q105
3,779,678
29,780
x
ALL
29,430

350
PPG Industries, Inc.
Common
693506107
254,486
1,900
x
ALL
1,900

0
Principal Finl Group, Inc
Common
74251V102
8,936,346
262,602
x
ALL
253,402

9,200
Procter & Gamble Company
Common
742718109
456,966
5,930
x
ALL
5,930

0
Prudential Finl, Inc.
Common
744320102
7,421,985
125,818
x
ALL
122,968

2,850
Qualcomm, Inc.
Common
747525103
8,129,863
121,450
x
ALL
117,475

3,975
Rocky Mtn Chclate Factory
Common
774678403
2,062,941
167,787
x
ALL
162,387

5,400
Seadrill Limited
Common
G7945E105
8,689,708
233,532
x
ALL
227,957

5,575
Sirona Dental Systms Inc.
Common
82966C103
583,573
7,915
x
ALL
7,915

0
Sovran Self Storage, Inc.
Common
84610H108
3,834,091
59,452
x
ALL
57,352

2,100
SPDR Barclays Cap Short
ETF
78464A474
244,463
7,950
x
ALL
7,950

0










Page Total


94,078,884


























3/31/2013
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Teva Phrmctcal Industries
Common
881624209
7,830,483
197,341
x
ALL
191,666

5,675
Tower Group, Inc.
Common
G8988C105
4,849,029
262,820
x
ALL
252,796

10,024
Transocean Ltd.
Common
H8817H100
6,817,672
131,210
x
ALL
127,310

3,900
Untd Parcel Service, Inc.
Common
911312106
255,123
2,970
x
ALL
2,720

250
Urban Outfitters, Inc.
Common
917047102
3,220,844
83,140
x
ALL
82,140

1,000
Varian Mdcal Systms, Inc.
Common
92220P105
3,125,592
43,411
x
ALL
42,811

600
VG Div Achievers Fund
ETF
921908844
282,510
4,300
x
ALL
4,300

0
VG Large-Cap Growth Fund
ETF
922908736
509,163
6,569
x
ALL
6,569

0
VG Pacific Fund
ETF
922042866
338,895
5,840
x
ALL
5,840

0
VG Short-Term Corp Bond
ETF
92206C409
321,340
4,000
x
ALL
4,000

0
Vodafone Group Plc Adr
Common
92857W209
6,394,743
225,167
x
ALL
217,117

8,050
Western Union
Common
959802109
7,121,122
473,479
x
ALL
457,904

15,575










Page Total


41,066,515
















Grand Total


214,448,070



































































